Condensed Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Sep. 16, 2020
Beginning balance, shares at Sep. 16, 2020
Issuance of Class B common stock to Sponsor (1)	[1]		$ 144	24,856		25,000
Issuance of Class B common stock to Sponsor, shares	[1]		1,437,500
Net income (loss)					(6,357)	(6,357)
Ending balance at Dec. 31, 2020			$ 144	24,856	(6,357)	18,643
Ending balance, shares at Dec. 31, 2020			1,437,500
Issuance of Representative’s Shares		$ 5		499,995		500,000
Issuance of Representative's Shares, shares		50,000
Excess of cash received over fair value of the private placement warrants				1,316,000		1,316,000
Accretion of Class A common stock subject to redemption amount				(1,840,851)	(5,837,374)	(7,678,225)
Net income (loss)					(157,269)	(157,269)
Ending balance at Mar. 31, 2021		$ 5	$ 144		(6,001,000)	(6,000,851)
Ending balance, shares at Mar. 31, 2021		50,000	1,437,500
Beginning balance at Dec. 31, 2020			$ 144	24,856	(6,357)	18,643
Beginning balance, shares at Dec. 31, 2020			1,437,500
Net income (loss)						(1,732,416)
Ending balance at Jun. 30, 2021		$ 5	$ 144		(7,576,147)	(7,575,998)
Ending balance, shares at Jun. 30, 2021		50,000	1,437,500
Beginning balance at Dec. 31, 2020			$ 144	24,856	(6,357)	18,643
Beginning balance, shares at Dec. 31, 2020			1,437,500
Net income (loss)						(669,651)
Ending balance at Sep. 30, 2021		$ 5	$ 144		(6,513,382)	(6,513,233)
Ending balance, shares at Sep. 30, 2021		50,000	1,437,500
Beginning balance at Mar. 31, 2021		$ 5	$ 144		(6,001,000)	(6,000,851)
Beginning balance, shares at Mar. 31, 2021		50,000	1,437,500
Net income (loss)					(1,575,147)	(1,575,147)
Ending balance at Jun. 30, 2021		$ 5	$ 144		(7,576,147)	(7,575,998)
Ending balance, shares at Jun. 30, 2021		50,000	1,437,500
Net income (loss)					1,062,765	1,062,765
Ending balance at Sep. 30, 2021		$ 5	$ 144		$ (6,513,382)	$ (6,513,233)
Ending balance, shares at Sep. 30, 2021		50,000	1,437,500

[1]	This number includes up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 6).